CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2023 USD ($)
Cash flows from operating activities:
Net loss attributable to T Stamp Inc.	$ (2,547,450)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	219,181
Stock-based compensation	59,574
Change in fair value of warrant liability	1,340
Repayment of shareholder loan through in-kind services	18,547
Non-cash interest	9,904
Non-cash lease expense	66,759
Loss on retirement of equipment	897
Changes in assets and liabilities:
Accounts receivable	474,911
Related party receivables	696
Prepaid expenses and other current assets	123,177
Accounts payable	419,887
Accrued expense	91,294
Related party payables	37,962
Deferred revenue	935,289
Operating lease liabilities	(66,546)
Net cash flows from operating activities	(154,578)
Cash flows from investing activities:
Capitalized internally developed software costs	(167,668)
Patent application costs	(23,563)
Net cash flows from investing activities	(191,231)
Cash flows from financing activities:
Proceeds from exercise of options to common stock	2,000
Forfeited common stock shares to satisfy taxes	(75,343)
Principal payments on financial liabilities	(29,715)
Net cash flows from financing activities	(103,058)
Effect of foreign currency translation on cash	(32,513)
Net change in cash and cash equivalents	(481,380)
Cash and cash equivalents, beginning of period	1,254,494
Cash and cash equivalents, end of period	773,114
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	570
Supplemental disclosure of non-cash activities:
Adjustment to operating lease right of use assets related to terminated leases	82,982
Adjustment to operating lease liabilities related to terminated leases	77,648
Prepaid rent expense reclassified upon termination of leases	$ 5,335